Operating lease (Tables)	12 Months Ended
Dec. 31, 2020
Operating lease
Schedule of operating lease
December 31, 2020
Rights of use lease assets	$415,791

Operating lease liabilities, current	165,354
Operating lease liabilities, noncurrent	241,149
Total operating lease liabilities	$406,503

Schedule of weighted average remaining lease terms
December 31, 2020
Remaining lease term and discount rate
Weighted average remaining lease term (years)	3.08
Weighted average discount rate	4.75%

Schedule of maturities of lease liabilities
2021	$205,597
2022	220,524
Total lease payments	426,121
Less: imputed interest	(19,618)
Present value of lease liabilities	$406,503